UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21869

 NAME OF REGISTRANT:                     NexPoint Credit Strategies
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 200 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Pyxis Capital Management,
                                         L.P.
                                         200 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          877-665-1287

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


NexPoint Credit Strategies Fund
--------------------------------------------------------------------------------------------------------------------------
 DELTA AIR LINES, INC.                                                                       Agenda Number:  933627513
--------------------------------------------------------------------------------------------------------------------------
        Security:  247361702
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2012
          Ticker:  DAL
            ISIN:  US2473617023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: RICHARD H. ANDERSON                 Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: EDWARD H. BASTIAN                   Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: ROY J. BOSTOCK                      Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: JOHN S. BRINZO                      Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: DANIEL A. CARP                      Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: DAVID G. DEWALT                     Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: MICKEY P. FORET                     Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: SHIRLEY C. FRANKLIN                 Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: DAVID R. GOODE                      Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: PAULA ROSPUT REYNOLDS               Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: KENNETH C. ROGERS                   Mgmt          For                            For

1L.    ELECTION OF DIRECTOR: KENNETH B. WOODROW                  Mgmt          For                            For

2.     TO APPROVE, ON AN ADVISORY BASIS, THE                     Mgmt          For                            For
       COMPENSATION OF DELTA'S NAMED EXECUTIVE
       OFFICERS.

3.     TO RE-APPROVE THE PERFORMANCE GOALS UNDER                 Mgmt          For                            For
       THE DELTA AIR LINES, INC. 2007 PERFORMANCE
       COMPENSATION PLAN.

4.     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG                Mgmt          For                            For
       LLP AS DELTA'S INDEPENDENT AUDITORS FOR THE
       YEAR ENDING DECEMBER 31, 2012.




--------------------------------------------------------------------------------------------------------------------------
 GRAY TELEVISION INC                                                                         Agenda Number:  933607799
--------------------------------------------------------------------------------------------------------------------------
        Security:  389375205
    Meeting Type:  Annual
    Meeting Date:  30-May-2012
          Ticker:  GTNA
            ISIN:  US3893752051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       RICHARD L. BOGER                                          Mgmt          For                            For
       RAY M. DEAVER                                             Mgmt          For                            For
       T.L. ELDER                                                Mgmt          For                            For
       HILTON H. HOWELL, JR.                                     Mgmt          For                            For
       ROBIN R. HOWELL                                           Mgmt          For                            For
       WILLIAM E. MAYHER, III                                    Mgmt          For                            For
       HOWELL W. NEWTON                                          Mgmt          For                            For
       HUGH E. NORTON                                            Mgmt          For                            For
       ROBERT S. PRATHER, JR.                                    Mgmt          For                            For
       HARRIETT J. ROBINSON                                      Mgmt          For                            For

2.     TO APPROVE AMENDMENTS TO THE GRAY                         Mgmt          For                            For
       TELEVISION, INC. 2007 LONG TERM INCENTIVE
       PLAN.

3.     TO RATIFY THE APPOINTMENT OF MCGLADREY &                  Mgmt          For                            For
       PULLEN, LLP AS INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2012.




--------------------------------------------------------------------------------------------------------------------------
 MAGNACHIP SEMICONDUCTOR CORP                                                                Agenda Number:  933612827
--------------------------------------------------------------------------------------------------------------------------
        Security:  55933J203
    Meeting Type:  Annual
    Meeting Date:  30-May-2012
          Ticker:  MX
            ISIN:  US55933J2033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ILBOK LEE                                                 Mgmt          For                            For
       R. DOUGLAS NORBY                                          Mgmt          For                            For

2.     ADVISORY (NON-BINDING) VOTE ON EXECUTIVE                  Mgmt          For                            For
       COMPENSATION.

3.     ADVISORY (NON-BINDING) VOTE ON THE                        Mgmt          1 Year                         Against
       FREQUENCY OF STOCKHOLDER ADVISORY VOTES ON
       EXECUTIVE COMPENSATION.

4.     RATIFICATION OF THE BOARD'S SELECTION OF                  Mgmt          For                            For
       SAMIL PRICEWATERHOUSECOOPERS AS THE
       COMPANY'S AUDITOR FOR 2012.




--------------------------------------------------------------------------------------------------------------------------
 OWENS CORNING                                                                               Agenda Number:  933561284
--------------------------------------------------------------------------------------------------------------------------
        Security:  690742101
    Meeting Type:  Annual
    Meeting Date:  19-Apr-2012
          Ticker:  OC
            ISIN:  US6907421019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       NORMAN P. BLAKE, JR.                                      Mgmt          For                            For
       JAMES J. MCMONAGLE                                        Mgmt          For                            For
       W. HOWARD MORRIS                                          Mgmt          For                            For

2      TO RATIFY THE SELECTION OF                                Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS OUR
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2012.

3      TO APPROVE, ON AN ADVISORY BASIS, NAMED                   Mgmt          For                            For
       EXECUTIVE OFFICER COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 VIATEL HOLDING (BERMUDA) LIMITED                                                            Agenda Number:  933550596
--------------------------------------------------------------------------------------------------------------------------
        Security:  G93447111
    Meeting Type:  Annual
    Meeting Date:  29-Feb-2012
          Ticker:  VIAHF
            ISIN:  BMG934471118
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     THE AUDITORS REPORT AND FINANCIAL                         Mgmt          Abstain                        Against
       STATEMENTS FOR THE YEAR ENDED DECEMBER 31,
       2010 BE AND ARE HEREBY RECEIVED.

2.     MESSRS PRICE WATERHOUSE COOPER (LONDON) BE                Mgmt          For                            For
       AND ARE HEREBY APPOINTED AS AUDITORS TO THE
       COMPANY, TO HOLD OFFICE UNTIL THE CLOSE OF
       THE NEXT ANNUAL GENERAL MEETING OF THE
       COMPANY.

3.     THE BOARD OF DIRECTORS BE AND ARE HEREBY                  Mgmt          Abstain                        Against
       AUTHORISED TO DETERMINE THE REMUNERATION OF
       THE AUDITORS TO THE COMPANY.

4.     DIDIER DELEPINE BE AND IS HEREBY ELECTED AS               Mgmt          For                            For
       A DIRECTOR OF THE COMPANY TO SERVE AS SUCH
       UNTIL THE NEXT ANNUAL GENERAL MEETING OR
       UNTIL HIS SUCCESSOR IS APPOINTED IN
       ACCORDANCE WITH THE COMPANY'S BYE-LAWS.

5.     THOMAS DOSTER BE AND IS HEREBY ELECTED AS A               Mgmt          For                            For
       DIRECTOR OF THE COMPANY TO SERVE AS SUCH
       UNTIL THE NEXT ANNUAL GENERAL MEETING OR
       UNTIL HIS SUCCESSOR IS APPOINTED IN
       ACCORDANCE WITH THE COMPANY'S BYE-LAWS.

6.     LUCY WOODS BE AND IS HEREBY ELECTED AS A                  Mgmt          For                            For
       DIRECTOR OF THE COMPANY TO SERVE AS SUCH
       UNTIL THE NEXT ANNUAL GENERAL MEETING OR
       UNTIL HER SUCCESSOR IS APPOINTED IN
       ACCORDANCE WITH THE COMPANY'S BYE-LAWS.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         NexPoint Credit Strategies Fund
By (Signature)       /s/ Ethan Powell
Name                 Ethan Powell
Title                President
Date                 08/30/2012